UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-130192-19


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       51-0603231, 51-0603230, 51-0603229
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC3
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
 A1SS             [   ]           [   ]           [ x ]
 A1MZ             [   ]           [   ]           [ x ]
 A2               [   ]           [   ]           [ x ]
 A3               [   ]           [   ]           [ x ]
 A4               [   ]           [   ]           [ x ]
 A5               [   ]           [   ]           [ x ]
 M1               [   ]           [   ]           [ x ]
 M2               [   ]           [   ]           [ x ]
 M3               [   ]           [   ]           [ x ]
 M4               [   ]           [   ]           [ x ]
 M5               [   ]           [   ]           [ x ]
 M6               [   ]           [   ]           [ x ]
 M7               [   ]           [   ]           [ x ]
 M8               [   ]           [   ]           [ x ]
 M9               [   ]           [   ]           [ x ]
 M10

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   December 8, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3 relating to the November 27, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  November 27, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                           10
Delinquency Trend Group                                             11
Bankruptcies                                                        12
Foreclosures                                                        14
REO Properties                                                      16
REO Property Scheduled Balance                                      18
Principal Payoffs by Group occurred in this Distribution            17
Realized Loss Group Report                                          18


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: Alexander.t.tonge@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS      175,270,000.00     167,806,495.42   2,362,153.24     838,333.28    3,200,486.52       0.00       0.00   165,444,342.18
A1MZ       43,817,000.00      41,951,145.14     590,531.57     211,503.69      802,035.26       0.00       0.00    41,360,613.57
A2        279,200,000.00     255,183,383.85   6,065,521.74   1,256,140.21    7,321,661.95       0.00       0.00   249,117,862.11
A3         90,900,000.00      90,900,000.00           0.00     452,454.75      452,454.75       0.00       0.00    90,900,000.00
A4         95,700,000.00      95,700,000.00           0.00     479,855.75      479,855.75       0.00       0.00    95,700,000.00
A5         78,618,000.00      78,618,000.00           0.00     400,689.74      400,689.74       0.00       0.00    78,618,000.00
M1         32,612,000.00      32,612,000.00           0.00     166,511.44      166,511.44       0.00       0.00    32,612,000.00
M2         28,775,000.00      28,775,000.00           0.00     148,239.21      148,239.21       0.00       0.00    28,775,000.00
M3         17,265,000.00      17,265,000.00           0.00      89,260.05       89,260.05       0.00       0.00    17,265,000.00
M4         15,346,000.00      15,346,000.00           0.00      80,042.18       80,042.18       0.00       0.00    15,346,000.00
M5         15,346,000.00      15,346,000.00           0.00      80,464.19       80,464.19       0.00       0.00    15,346,000.00
M6         13,908,000.00      13,908,000.00           0.00      73,689.22       73,689.22       0.00       0.00    13,908,000.00
M7         13,428,000.00      13,428,000.00           0.00      75,331.08       75,331.08       0.00       0.00    13,428,000.00
M8         11,510,000.00      11,510,000.00           0.00      65,837.20       65,837.20       0.00       0.00    11,510,000.00
M9          8,632,000.00       8,632,000.00           0.00      56,338.19       56,338.19       0.00       0.00     8,632,000.00
M10         9,591,000.00       9,591,000.00           0.00      64,355.61       64,355.61       0.00       0.00     9,591,000.00
P                 100.00             100.00           0.00     120,199.53      120,199.53       0.00       0.00           100.00
R                   0.00               0.00           0.00           0.00            0.00       0.00       0.00             0.00
TOTALS    929,918,100.00     896,572,124.41   9,018,206.55   4,659,245.32   13,677,451.87       0.00       0.00   887,553,917.86
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         959,177,770.00     925,831,794.41           0.00   1,409,878.61    1,409,878.61       0.00       0.00   916,812,503.81
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS    46629KAA7       957.41710173        13.47722508            4.78309625          18.26032133    943.93987665    5.450000%
A1MZ    46629KAB5       957.41710158        13.47722505            4.82697789          18.30420294    943.93987653    5.500000%
A2      46629KAC3       913.98060118        21.72464807            4.49906952          26.22371759    892.25595312    5.370000%
A3      46629KAD1     1,000.00000000         0.00000000            4.97750000           4.97750000  1,000.00000000    5.430000%
A4      46629KAE9     1,000.00000000         0.00000000            5.01416667           5.01416667  1,000.00000000    5.470000%
A5      46629KAF6     1,000.00000000         0.00000000            5.09666667           5.09666667  1,000.00000000    5.560000%
M1      46629KAG4     1,000.00000000         0.00000000            5.10583344           5.10583344  1,000.00000000    5.570000%
M2      46629KAH2     1,000.00000000         0.00000000            5.15166673           5.15166673  1,000.00000000    5.620000%
M3      46629KAJ8     1,000.00000000         0.00000000            5.17000000           5.17000000  1,000.00000000    5.640000%
M4      46629KAK5     1,000.00000000         0.00000000            5.21583344           5.21583344  1,000.00000000    5.690000%
M5      46629KAL3     1,000.00000000         0.00000000            5.24333312           5.24333312  1,000.00000000    5.720000%
M6      46629KAM1     1,000.00000000         0.00000000            5.29833333           5.29833333  1,000.00000000    5.780000%
M7      46629KAN9     1,000.00000000         0.00000000            5.61000000           5.61000000  1,000.00000000    6.120000%
M8      46629KAP4     1,000.00000000         0.00000000            5.72000000           5.72000000  1,000.00000000    6.240000%
M9      46629KAQ2     1,000.00000000         0.00000000            6.52666705           6.52666705  1,000.00000000    7.120000%
M10     46629KAR0     1,000.00000000         0.00000000            6.71000000           6.71000000  1,000.00000000    7.320000%
P       46629KAT6     1,000.00000000         0.00000000    1,201,995.30000000   1,201,995.30000000  1,000.00000000    0.000000%
TOTALS                  964.14095436         9.69785033            5.01038244          14.70823277    954.44310403
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C       46629KAS8       965.23483276         0.00000000            1.46988249           1.46988249    955.83168468    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  November 27, 2006
Dates:
Record Date                                                                               11/24/06
Determination Date                                                                        11/16/06
Distribution Date                                                                         11/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    356,704.68
Group 1                                                                                 111,980.00
Group 2                                                                                 244,724.68

Principal Prepayments (Total)                                                         8,671,393.84
Group 1                                                                               2,833,162.57
Group 2                                                                               5,838,231.27

Curtailments (Total)                                                                     -8,211.65
Group 1                                                                                   7,627.67
Group 2                                                                                 -15,839.32

Curtailment Interest Adjustments (Total)                                                   -596.28
Group 1                                                                                     -10.63
Group 2                                                                                    -585.65

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                1,084.04
Group 1                                                                                      74.80
Group 2                                                                                   1,009.24

Interest Funds:

Gross Interest                                                                        6,303,473.84
Group 1                                                                               1,816,987.19
Group 2                                                                               4,486,486.65

Servicing Fees                                                                          385,763.26
Group 1                                                                                 110,793.87
Group 2                                                                                 274,969.39

Trustee Fees                                                                              3,086.03
Group 1                                                                                     886.33
Group 2                                                                                   2,199.70

Custodian Fee                                                                             1,543.05
Group 1                                                                                     443.18
Group 2                                                                                   1,099.88

Trust Oversight Manager Fees                                                             11,572.90
Group 1                                                                                   3,323.82
Group 2                                                                                   8,249.08

Non Recoverable Interest Advances (Total)                                                26,333.04
Group 1                                                                                   1,809.40
Group 2                                                                                  24,523.64

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               16
Group 1                                                                                          7
Group 2                                                                                          9

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    3,914,448.27
Group 1                                                                               1,899,514.43
Group 2                                                                               2,014,933.84

Amount of Prepayment Penalties Collected                                                120,199.53
Group 1                                                                                  57,375.71
Group 2                                                                                  62,823.82
Available Remitance Amount                                                           14,893,382.11

Principal Remittance Amount (Total)                                                   9,018,206.55
Group 1                                                                               2,952,684.81
Group 2                                                                               6,065,521.74

Interest Remittance Amount (Total)                                                    5,875,175.56
Group 1                                                                               1,699,730.60
Group 2                                                                               4,175,444.96

Pool Detail:
Beginning Number of Loans Outstanding                                                        4,647
Group 1                                                                                      1,635
Group 2                                                                                      3,012

Ending Number of Loans Outstanding                                                           4,610
Group 1                                                                                      1,621
Group 2                                                                                      2,989

Beginning Aggregate Loan Balance                                                    925,831,794.68
Group 1                                                                             265,905,285.31
Group 2                                                                             659,926,509.37

Ending Aggregate Loan Balance                                                       916,812,504.08
Group 1                                                                             262,952,525.70
Group 2                                                                             653,859,978.38

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  334.43
Group 1                                                                                     338.00
Group 2                                                                                     333.00

Weighted Average Net Mortgage Rate                                                        7.64913%
Group 1                                                                                   7.67885%
Group 2                                                                                   7.63716%

    Delinquent Mortgage Loans
             Group 1
             Category            Number       Principal Balance      Percentage
             1 Month               31              5,504,537.09           2.09%
             2 Month               26              3,738,452.24           1.42%
             3 Month                4                286,727.04           0.11%
              Total                61              9,529,716.37           3.62%
    Delinquent Mortgage Loans
             Group 2
             Category            Number       Principal Balance      Percentage
             1 Month               73             17,010,074.18           2.60%
             2 Month               34              9,179,307.54           1.40%
             3 Month               13              1,925,242.80           0.29%
              Total                120            28,114,624.52           4.30%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                  Bankruptcies
   Group Number    Number of Loans  Principal Balance   Percentage
           1              1                 83,746.89        0.03%
           2              4              1,196,687.84        0.18%
      Total               5              1,280,434.73        0.14%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                          83,746.89
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   1
Total Principal Balance of Bankruptcy Loans                                                83,746.89

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        239,317.07
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       957,370.77
Total Number of Bankruptcy Loans                                                                   4
Total Principal Balance of Bankruptcy Loans                                             1,196,687.84

                                  Foreclosures
   Group Number    Number of Loans  Principal Balance   Percentage
            1             10            1,774,637.89         0.67%
            2             60           17,477,888.13         2.67%
       Total              70           19,252,526.02         2.10%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         10
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    1,774,637.89
Total Number of Foreclosure Loans                                                                 10
Total Principal Balance of Foreclosure Loans                                            1,774,637.89

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         60
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   17,477,888.13
Total Number of Foreclosure Loans                                                                 60
Total Principal Balance of Foreclosure Loans                                           17,477,888.13


                                 REO Properties
    Group Number      Number of Loans  Principal Balance     Percentage
             1               0                     0.00           0.00%
             2               0                     0.00           0.00%
        Total                0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number Loan Number  REO Date      Schedule Principal Balance
                                                                        0.00
              Total                                                     0.00

Principal Payoffs by Group occured in this Distribution
   Group Number    Number of Loans        Principal Balance         Percentage
            1             0                     2,833,162.57           1.08%
            2             0                     5,838,231.27           0.89%
       Total              0                     8,671,393.84           0.95%

Realized Loss Group Report
       Group Number   Current Loss      Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
             1                   0.00              0.00  262,952,525.70                        0.00                     0.00
             2                   0.00              0.00  653,859,978.38                        0.00                     0.00
           TOTAL                 0.00              0.00  916,812,504.08                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                            0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Cumulative Realized Losses - Reduced by Recoveries                                                        0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Current Applied Losses                                                                                    0.00
Cumulative Applied Losses                                                                                 0.00
Trigger Event                                                                                               NO
TEST I - Trigger Event Occurrence                                                                           NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                3.88986%
37.09% of of Senior Enhancement Percetage                                                             7.92877%
OR
TEST II - Trigger Event Occurrence                                                                          NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                  0.00000%
Required Cumulative Loss %                                                                            0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                            29,254,921.99
Ending Overcollateralization Amount                                                              29,258,586.22
Ending Overcollateralization Deficiency                                                                   0.00
Overcollateralization Release Amount                                                                      0.00
Monthly Excess Interest                                                                           1,340,665.12
Payment to Class C                                                                                1,409,878.61

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                          0.00
Class A-1SS                                                                                               0.00
Class A-1MZ                                                                                               0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Interest Carryforward Amount Paid This Period                                                             0.00
Class A-1SS                                                                                               0.00
Class A-1MZ                                                                                               0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Remaining Interest Carryforward Amount
Class A-1SS                                                                                               0.00
Class A-1MZ                                                                                               0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Swap Account:
Net Swap Payment Due                                                                                      0.00
Net Swap Payment Paid                                                                                     0.00
Net Swap Receipt Due                                                                                 73,748.83

Beginning Balance                                                                                     1,000.00
Additions to the Swap Account                                                                        73,748.83
Withdrawals from the Swap Account                                                                    73,748.83
Ending Balance                                                                                        1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                     1,000.00
Additions to the Basis Risk Reserve Fund                                                              4,535.34
Divident Earnings on the Basis Risk Reserve Fund                                                          0.00
Withdrawals from the Basis Risk Reserve Fund                                                          4,535.34
Ending Balance                                                                                        1,000.00
Interest Accrual Period
Start Date                                                                                    October 25, 2006
End Date                                                                                     November 27, 2006
Number of Days in Accrual Period                                                                            33

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1SS                                                                                               0.00
Class A-1MZ                                                                                               0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                             1,315.42
Class M-10                                                                                            3,219.92

Interest Carryover Amount Paid This Period
Class A-1SS                                                                                               0.00
Class A-1MZ                                                                                               0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                             1,315.42
Class M-10                                                                                            3,219.92

Remaining Interest Carryover Amount
Class A-1MZ                                                                                               0.00
Class A-1SS                                                                                               0.00
Class A-2                                                                                                 0.00
Class M-1                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                             0.00

Prepayment Interest Shortfall Allocated to Class A-1SS                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-1MZ                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                     0.00
Prepayment Interest Shortfall Allocated to Class C                                                        0.00

Total Relief Act Interest Shortfall occured this distribution                                             0.00

Relief Act Interest Shortfall Allocated to Class A-1SS                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-1MZ                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                     0.00
Relief Act Interest Shortfall Allocated to Class C                                                        0.00

Available Net Funds Cap to Libor Certificates                                                         6.953757

One-Month LIBOR for Such Distribution Date                                                            5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1SS                                                                                           5.450000
Class A-1MZ                                                                                           5.500000
Class A-2                                                                                             5.370000
Class A-3                                                                                             5.430000
Class A-4                                                                                             5.470000
Class A-5                                                                                             5.560000
Class M-1                                                                                             5.570000
Class M-2                                                                                             5.620000
Class M-3                                                                                             5.640000
Class M-4                                                                                             5.690000
Class M-5                                                                                             5.720000
Class M-6                                                                                             5.780000
Class M-7                                                                                             6.120000
Class M-8                                                                                             6.240000
Class M-9                                                                                             7.120000
Class M-10                                                                                            7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Deferred Amount Paid This Period                                                                          0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Deferred Amount Occured This Period                                                                       0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00

Remaining Deferred Amount
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.